Financial Risk Management Objectives And Policies - Schedule of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Financial Risk Management Objectives And Policies [Line Items]
Trade and other current payables	$ 5,633,562	$ 3,487,582
6 months or less [member]
Financial Risk Management Objectives And Policies [Line Items]
Trade and other payables	$ 5,633,562	$ 3,487,582